As filed with the Securities and Exchange Commission on January 29, 2008
                                     Investment Company Act File Number 811-8654



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)


                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1: Schedule of Investments

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 2007
(UNAUDITED)
===============================================================================


                                                                                                                    Ratings (a)
                                                                                                                   ----------------
  Face                                                                          Maturity    Current                        Standard
 Amount                                                                          Date      Coupon(b)   Value(c)    Moody's & Poor's
-------                                                                          ----      ---------   --------    ------- --------
Put Bonds (d) (2.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,395,000   Orange County, FL IDA IDRB (Orlando-Hawaiian Motel Co.)
              - Series 1985
              LOC US Bank,  N.A.                                                04/01/08     4.00% $    2,395,000    P-1       A-1+
-----------                                                                                        --------------
  2,395,000   Total Put Bond                                                                            2,395,000
-----------                                                                                        --------------
Tax Exempt Commercial Paper (10.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Hillsborough County, FL Aviation Authority Airport
              Facilities-Series B
              LOC Landesbank Baden Wurtemburg                                   03/11/08     3.40% $    2,000,000    P-1       A-1
  3,000,000   Jacksonville, FL Electric Authority (Electric System)
              - Series 2000A                                                    12/13/07     3.66       3,000,000   VMIG-1     A-1+
  1,500,000   Palm Beach County, FL School District
              LOC Bank of America, N.A.                                         03/13/08     3.65       1,500,000   VMIG-1     A-1+
  2,700,000   Palm Beach County, FL Health Facilities Authority
              (Pooled Hospital Loan Program) - Series 1985
              LOC SunTrust Bank                                                 12/11/07     3.57       2,700,000    P-1       A-1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Government Financing Program) - Series F                         12/05/07     3.53       1,500,000    P-1       A-1+
-----------                                                                                        --------------
 10,700,000   Total Tax Exempt Commercial Paper                                                        10,700,000
-----------                                                                                        --------------
Tax Exempt General Obligation Notes & Bonds (7.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Broward County, Florida School District                           09/30/08     3.40% $     2,009,674   MIG-1
  2,000,000   Neshaminy, PA School District TRAN (e)                            06/30/08     3.90        2,002,779
  3,000,000   Palm Beach County, FL School District                             09/24/08     3.43        3,013,448   MGI-1    SP-I+
-----------                                                                                        ---------------
  7,000,000   Total Tax Exempt General Obligation Notes & Bonds                                          7,025,901
-----------                                                                                        ---------------
Variable Rate Demand Instruments (f) (75.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   Alachua County, FL HFA Multifamily RB
              (Santa Fe 1 Apartments Project)
              LOC Citibank, N.A.                                                12/15/38     3.68% $     2,200,000             A-1+
  1,000,000   Branch Banking & Trust Muncipal Floater - Series 2057
              Related to Miami-Dade County, FL Miamia Internatioal Airport
              Aviation Revenue Bonds Series 2007A
              Insured by MBIA Insurance Corporation                             10/01/37     3.71        1,000,000  VMIG-1
  1,600,000   Branch Banking & Trust Muncipal Floater Certificates-Series 1002
              LOC Branch Banking & Trust Company                                11/06/23     3.76        1,600,000  VMIG-1
  2,800,000   Broward County, FL HFA Multifamily Housing RB
              (Palms of Deerfield Beach)
              LOC Citibank, N.A.                                                08/15/38     3.68        2,800,000             A-1+
  1,000,000   Cape Coral , FL Special Obligation RB-Series 2176
              Insured by MBIA Insurance  Corporation                            10/01/14     3.55        1,000,000  VMIG-1
  1,900,000   Capital Trust Agency Air Cargo, FL RB - Series 2004A
              (Aero Miami FX, LLC Project)
              LOC JPMorgan Chase Bank                                           08/01/34     3.70        1,900,000             A-1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                            01/01/24     3.63          700,000  VMIG-1
    975,000   Dade County, FL RB ( Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22     3.59          975,000  VMIG-1     A-1+
  1,300,000   Duval County, FL HFA
              (Sunbeam Road Apartments Project) - Series 1997
              LOC US Bank, N.A.                                                 07/01/25     3.59        1,300,000             A-1+
  1,200,000   Florida Development Finance Corporation IDRB
              (Enterprise Bond Press Project) - Series B
              LOC Branch Banking & Trust Company                                07/01/17     3.70        1,200,000   P-1       A-1+
    900,000   Florida Housing Finance Corporation Housing RB
              (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29     3.66          900,000  VMIG-1
  3,510,000   Florida Housing Finance Corporation MHRB
              (Island Club Apartments Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corp.                    07/01/31     3.59        3,510,000             A-1+
  2,410,000   Florida Housing Finance Corporation MHRB
              (Monterey Lake) - Series-C
              Collateralized by Federal National Mortgage Corporation           07/01/35     3.60        2,410,000             A-1+
    900,000   Florida Housing Finance Corporation Housing RB
              (Timberline Apartments) - Series 1999P
              Collateralized by Federal National Mortgage Association           10/15/32     3.68          900,000             A-1+
  3,000,000   Florida Higher Educational Facility Financing Authority RB
              LOC Regions Bank                                                  12/02/30     3.62        3,000,000  VMIG-1
  1,000,000   Florida Miani-Dade County, FL IDA
              (Atlas Packaging) Series 2007
              LOC Mellon Bank, N.A                                              10/01/27     3.66        1,000,000   P-1       A-1+
  2,000,000   Gainesville, FL Combined Utility Enterprise
               Utilities System RB-2007-Series A                                10/01/36     3.63        2,000,000  VMIG-1     A-1+
     60,000   Gulf Breeze, FL Local Government Loan Program RB - Series 1985C
              Insured by FGIC                                                   12/01/15     3.60           60,000  VMIG-1     A-1+
  2,385,000   Highlands County, Fl Health Facilities Authority
              Insured by FGIC                                                   11/15/31     3.58        2,385,000  VMIG-1     A-1+
  2,000,000   Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                              12/01/25     3.69        2,000,000   P-1       A-1+
  3,175,000   Jacksonville,FL Economic Development Commission Special Facilities
              Airport RB(Holland Sheltair Aviation Group Project)-Series 2005-B1
              LOC Mellon Bank N.A.                                              05/01/35     3.68        3,175,000   P-1       A-1+
  1,820,000   Jacksonville, FL Economic Development Commision
              Educational Facilities Authority RB-Series 2002
              (Episcopal High School of Jacksonville, FL Inc. Project)
              LOC Bank of America                                               11/01/22     3.59        1,820,000  P-1        A-1+
  2,000,000   Lehman Municipal Trust Receipts relating to Florida Housing
              Finance Corporation Homeowner Mortgage RB 2007 Series 3
              LOC Government National Mortgage Association/Federal National
              Mortgage Association/Federal Home Loan Mortgage Corp.             01/01/48     3.80        2,000,000  VMIG-1
    910,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                                 11/01/15     3.75          910,000   P-1       A-1
    800,000   Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     3.75          800,000   P1        A-1+
  3,500,000   Miami-Dade County, FL IDA IDRB
              (Airbus Service Company, Inc. Project) - Series 1998A
              LOC Calyon                                                        04/01/30     3.65        3,500,000             A-1+
  2,000,000   Miami-Dade County, FL IDA
              (Avborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18     3.67        2,000,000             A-1+
  2,100,000   Miami-Dade County, FL Aviation Revenue
              Insured by FGIC                                                   10/01/29     3.64        2,100,000             A-1+
  1,955,000   Miami -  Dade County, FL Stormwater Utility
              Insured by MBIA Insurance Corporation                             04/01/13     3.67        1,955,000  VMIG-1
  1,000,000   Nevada Housing Division MFHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38     3.70        1,000,000             A-1+
  1,000,000   Ocean Highway and Port Authority, FL RB
              (Port, Airport, Marina Improvement) - Series 1990A
              LOC Wachovia Bank, N.A.                                           12/01/20     3.73        1,000,000  VMIG-1     A-1+
  1,400,000   Ocean Highway and Port Authority, FL RB
              (Port Airport, Marina Improvement) - Series 1990C
              LOC Wachovia Bank, N.A.                                           12/01/20     3.73        1,400,000  VMIG-1     A-1+
    500,000   Orlando,FL Utilities Commision Water & Electric RB - Series 2002B 10/01/22     3.60          500,000  VMIG-1     A-1+
  3,500,000   Palm Beach County, FL RB (Raymond F. Kravis Center for
              Performing Arts Inc Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32     3.55        3,500,000  VMIG-1
  1,000,000   Palm Beach County, FL Educational Facilities Authority
              (Lynn University Project)-Series 2001
              LOC Bank of America                                               11/01/21     3.59        1,000,000   P-1       A-1+
  4,000,000   Pasco County, FL School Board - Series 1996
              Insured by Ambac Indemnity Corporation                            08/01/26     3.68        4,000,000  VMIG-1     A-1+
  3,000,000   Polk County, FL Master Lease Program-Series 2003A
              (School Board Certificates of Participation)
              Insured by FSA                                                    01/01/28     3.60        3,000,000             A-1+
  1,500,000   St. Lucie County, FL IDRB
              (Freedom Plastics, Inc.- Florida Project) - Series 2000
              LOC ABN AMRO Bank, N.A.                                           11/01/20     3.69        1,500,000             A-1+
  1,155,000   Sunshine State Government Financing Commission RB - Series 1986
              Insured by Ambac Indemnity Corporation                            07/01/16     3.66        1,155,000  VMIG-1
  2,200,000   Tallahassee, FL IDRB
              (Rose Printing Company, Inc. Project) - Series 2000A
              LOC Branch Banking & Trust Company                                10/01/15     3.73        2,200,000  VMIG-1
  2,680,000   Tampa, FL Student Housing RB (CHF-Tampa, LLC Project)
              - Series 2005
              LOC Royal Bank of Canada                                          10/01/37     3.60        2,680,000  VMIG-1     A-1+
    500,000   TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds, 2000 - Series A)
              Collateralized by The State and Local Government Series Securities04/01/27     3.60          500,000             A-1+
  1,005,000   University Athletic Association Inc.
              Florida Athletic Program RB - Series 2001
              LOC Suntrust Bank                                                 10/01/31     3.67        1,005,000  VMIG-1     A-1+
-----------                                                                                         --------------
 75,540,000   Total Variable Rate Demand Instruments                                                    75,540,000
-----------                                                                                         --------------
              Total Investments (95.98%) (Cost $ 95,660,901                                             95,660,901
              Cash and Other Assets, Net of Liabilities (4.02%)                                          4,008,753
                                                                                                    --------------
              Net Assets (100%)                                                                     $   99,669,654
                                                                                                    ==============
              Net Asset Value, offering and redemption price per share:
              Class A,        39,882,716 shares outstanding                                         $         1.00
                                                                                                    ==============
              Class B,        59,786,938 shares outstanding                                         $         1.00
                                                                                                    ==============



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(d)  The maturity date indicated is the next put date.

(e) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(f) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     EDC      =     Economic Development Corporation              LOC        =    Letter of Credit
     FGIC     =     Financial Guarantee Insurance Company         MHRB       =    Multi-Family Housing Revenue Bond
     FSA      =     Financial Security Assurance                  RB         =    Revenue Bond
     HFA      =     Housing Finance Authority                     RN         =    Revenue Notes
     IDA      =     Industrial Development Authority              TOCs       =    Tender Option Certificates
     IDRB     =     Industrial Development Revenue Bond           TRAN       =    Tax and Revenue Anticipation Note



Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Christine Manna
                                           Christine Manna
                                           Secretary


Date: January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Michael P. Lydon
                                           Michael P. Lydon
                                           President



Date:  January 29, 2008



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  January 29, 2008


* Print the name and title of each signing officer under his or her signature.